SIRIOS LONG/SHORT FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Values
COMMON STOCKS — 95.7%
Aerospace & Defense — 1.8%
Airbus SE (France)*	4,125	$ 531,518
Airlines — 2.1%
Southwest Airlines Co.*	11,797	626,303
Apparel — 2.0%
NIKE, Inc., Class B	3,897	602,047
Auto Parts & Equipment — 2.5%
Allison Transmission Holdings, Inc.	18,321	728,076
Banks — 5.4%
JPMorgan Chase & Co.†	1,904	296,148
KeyCorp.	8,357	172,572
Wells Fargo & Co.†	24,998	1,132,160
		1,600,880
Beverages — 1.5%
Constellation Brands, Inc., Class A	1,827	427,317
Building Materials — 1.5%
Johnson Controls International PLC	6,601	453,027
Chemicals — 0.5%
Sherwin-Williams Co. (The)	566	154,207
Commercial Services — 8.4%
IHS Markit Ltd. (United Kingdom)†	19,715	2,221,092
PayPal Holdings, Inc.*	888	258,834
		2,479,926
Computers — 0.9%
CyberArk Software Ltd. (Israel)*	2,058	268,096
Diversified Financial Services — 4.5%
Janus Henderson Group PLC (United Kingdom)	8,911	345,836
London Stock Exchange Group PLC (United Kingdom)	8,955	989,621
		1,335,457
Electronics — 1.5%
Keysight Technologies, Inc.*	2,932	452,730
Environmental Control — 0.7%
Waste Connections, Inc.	1,709	204,106
Healthcare-Products — 13.8%
Abbott Laboratories†	3,912	453,518
Alcon, Inc. (Switzerland)	24,828	1,744,415
Boston Scientific Corp.†*	11,597	495,888
Danaher Corp.†	3,070	823,865
Medtronic PLC (Ireland)	4,474	555,358
		4,073,044
	Number of Shares	Values
Common Stocks — (Continued)
Home Builders — 1.4%
DR Horton, Inc.	4,638	$ 419,136
Internet — 5.5%
Alphabet, Inc., Class A*	305	744,746
Amazon.com, Inc.*	169	581,387
Bumble, Inc., Class A*	5,055	291,168
		1,617,301
Leisure Time — 2.8%
Carnival Corp.*	17,732	467,415
Royal Caribbean Cruises Ltd.*	4,189	357,238
		824,653
Media — 1.3%
Walt Disney Co. (The)*	2,102	369,468
Oil & Gas — 0.3%
ConocoPhillips	1,276	77,708
Oil & Gas Services — 2.3%
Baker Hughes Co.	15,702	359,105
Schlumberger NV	10,105	323,461
		682,566
Pharmaceuticals — 5.3%
Eli Lilly and Co.†	2,539	582,751
Option Care Health, Inc.*	11,140	243,632
Pfizer, Inc.†	19,018	744,745
		1,571,128
REITS — 0.2%
PotlatchDeltic Corp., REIT	1,277	67,873
Retail — 4.6%
Kohl's Corp.	2,246	123,777
Lowe's Cos., Inc.	1,890	366,603
Williams-Sonoma, Inc.	5,342	852,851
		1,343,231
Semiconductors — 8.7%
Analog Devices, Inc.†	9,568	1,647,227
QUALCOMM, Inc.†	6,401	914,895
		2,562,122
Software — 8.9%
Dropbox, Inc., Class A*	7,339	222,445
Electronic Arts, Inc.	3,076	442,421
Microsoft Corp.	1,691	458,092
PTC, Inc.*	3,006	424,627
Roper Technologies, Inc.†	1,398	657,339

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Values
Common Stocks — (Continued)
Software — (Continued)
Splunk, Inc.*	2,046	$ 295,811
Verra Mobility Corp.*	8,672	133,289
		2,634,024
Telecommunications — 3.0%
Anterix, Inc.*	2,477	148,596
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	21,556	271,043
T-Mobile US, Inc.*	3,287	476,056
		895,695
Textiles — 1.0%
UniFirst Corp.	1,252	293,769
Toys/Games/Hobbies — 0.5%
Hasbro, Inc.	1,536	145,183
Transportation — 2.8%
Kansas City Southern	1,933	547,754
Old Dominion Freight Line, Inc.	1,135	288,063
		835,817
TOTAL COMMON STOCKS (Cost $23,435,134)		28,276,408
	Number of Shares	Values
SHORT-TERM INVESTMENTS — 4.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(a) (Cost $1,371,931)	1,371,931	$ 1,371,931
TOTAL INVESTMENTS - 100.3% (Cost $24,807,065)		29,648,339
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(88,174)
NET ASSETS - 100.0%		$29,560,165

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements, forward foreign currency contracts and securities sold short.
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at June 30, 2021.

Forward foreign currency contracts outstanding as of June 30, 2021 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
GBP	11,000	USD	15,201	09/15/21	MS	$18
USD	1,377,640	EUR	1,135,000	09/15/21	MS	29,680
USD	1,020,908	GBP	724,000	09/15/21	MS	19,225
USD	283,007	SEK	2,353,000	09/15/21	MS	7,865
						$56,788
The following table represents Total Return Swaps - Long positions and their related values as of June 30, 2021.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value and Unrealized Appreciation
Cellnex Telecom SA	U.S. Fed Funds +0.550%	Maturity	MS	11/15/22	$498,445	$320,751
The following table represents Total Return Swaps - Short positions and their related values as of June 30, 2021.
Reference Entity/Index (Pay)	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Depreciation
Aflac, Inc.	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	$286,871	$(13,421)
Dow Jones U.S. Real Estate Index	U.S. Fed Funds -0.200%	Maturity	MS	10/31/22	113,104	(15,278)
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
Reference Entity/Index (Pay)	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Depreciation
Home Depot, Inc.	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	$417,675	$(71,620)
S&P 500 Equal Weight Consumer Discretionary	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	264,085	(32,666)
S&P 500 Equal Weight Information Technology	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	1,428,166	(63,629)
S&P 500 Index	U.S. Fed Funds -0.250%	Maturity	MS	10/31/22	1,625,850	(159,612)
S&P 500 Index Financial Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	571,866	(144,670)
S&P 500 Index Regional Banks Select Industry	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	225,846	(86,735)
Walmart, Inc.	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	143,243	(3,829)
S&P 500 Index Pharmaceuticals Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	12/07/23	782,983	(85,317)
S&P 500 Equal Weight Communication Services	U.S. Fed Funds -0.350%	Maturity	MS	02/22/24	1,025,654	(22,757)
S&P 500 Equal Weight Health Care	U.S. Fed Funds -0.350%	Maturity	MS	02/22/24	939,289	(596)
S&P 500 Index Semiconductor Select Sector	U.S. Fed Funds -0.070%	Maturity	MS	04/11/24	986,697	(158,314)
S&P 500 Index Software & Services Select Industry	U.S. Fed Funds +0.070%	Maturity	MS	04/11/24	574,939	(51,331)
S&P 500 Equal Weight Index	U.S. Fed Funds -0.350%	Maturity	MS	04/24/24	1,784,616	(146,457)
Dow Jones U.S. Select Home Construction Index	U.S. Fed Funds -0.350%	Maturity	MS	07/24/24	221,863	(4,076)
S&P 500 Index Retail Select Industry Index	U.S. Fed Funds -1.270%	Maturity	MS	07/24/24	213,531	(9,139)
						$(1,069,447)
Total Swap Contracts						$(748,696)
Legend
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SEK	Sweden Krona
USD	United States Dollar
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Values
COMMON STOCKS — 94.7%
Aerospace & Defense — 1.8%
Airbus SE (France)*	1,585	$ 204,232
Airlines — 2.1%
Southwest Airlines Co.*	4,623	245,435
Apparel — 2.0%
NIKE, Inc., Class B	1,525	235,597
Auto Parts & Equipment — 2.4%
Allison Transmission Holdings, Inc.	6,928	275,319
Banks — 5.4%
JPMorgan Chase & Co.	740	115,100
KeyCorp.	3,114	64,304
Wells Fargo & Co.	9,749	441,532
		620,936
Beverages — 1.4%
Constellation Brands, Inc., Class A	686	160,448
Building Materials — 1.5%
Johnson Controls International PLC	2,569	176,310
Chemicals — 0.5%
Sherwin-Williams Co. (The)	220	59,939
Commercial Services — 8.3%
IHS Markit Ltd. (United Kingdom)	7,678	865,004
PayPal Holdings, Inc.*	334	97,354
		962,358
Computers — 0.9%
CyberArk Software Ltd. (Israel)*	802	104,477
Diversified Financial Services — 4.4%
Janus Henderson Group PLC (United Kingdom)	3,416	132,575
London Stock Exchange Group PLC (United Kingdom)	3,396	375,294
		507,869
Electronics — 1.5%
Keysight Technologies, Inc.*	1,143	176,491
Environmental Control — 0.7%
Waste Connections, Inc.	637	76,077
Healthcare-Products — 13.7%
Abbott Laboratories	1,533	177,721
Alcon, Inc. (Switzerland)	9,705	681,873
Boston Scientific Corp.*	4,510	192,848
Danaher Corp.	1,204	323,105
Medtronic PLC (Ireland)	1,740	215,986
		1,591,533
	Number of Shares	Values
Common Stocks — (Continued)
Home Builders — 1.4%
DR Horton, Inc.	1,788	$ 161,582
Internet — 5.4%
Alphabet, Inc., Class A*	119	290,573
Amazon.com, Inc.*	66	227,050
Bumble, Inc., Class A*	1,978	113,933
		631,556
Leisure Time — 2.8%
Carnival Corp.*	6,950	183,202
Royal Caribbean Cruises Ltd.*	1,642	140,030
		323,232
Media — 1.2%
Walt Disney Co. (The)*	824	144,834
Oil & Gas — 0.5%
ConocoPhillips	1,030	62,727
Oil & Gas Services — 2.2%
Baker Hughes Co.	5,820	133,103
Schlumberger NV	3,798	121,574
		254,677
Pharmaceuticals — 5.3%
Eli Lilly and Co.	990	227,225
Option Care Health, Inc.*	4,346	95,047
Pfizer, Inc.†	7,391	289,431
		611,703
REITS — 0.2%
PotlatchDeltic Corp., REIT	498	26,469
Retail — 4.5%
Kohl's Corp.	871	48,001
Lowe's Cos., Inc.	741	143,731
Williams-Sonoma, Inc.	2,066	329,837
		521,569
Semiconductors — 8.6%
Analog Devices, Inc.	3,750	645,600
QUALCOMM, Inc.†	2,489	355,753
		1,001,353
Software — 8.7%
Dropbox, Inc., Class A*	2,878	87,232
Electronic Arts, Inc.	1,200	172,596
Microsoft Corp.	652	176,627
PTC, Inc.*	1,121	158,352
Roper Technologies, Inc.	521	244,974

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Values
Common Stocks — (Continued)
Software — (Continued)
Splunk, Inc.*	803	$ 116,098
Verra Mobility Corp.*	3,210	49,338
		1,005,217
Telecommunications — 3.0%
Anterix, Inc.*	971	58,250
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	8,032	100,994
T-Mobile US, Inc.*	1,277	184,948
		344,192
Textiles — 1.0%
UniFirst Corp.	491	115,208
Toys/Games/Hobbies — 0.5%
Hasbro, Inc.	598	56,523
Transportation — 2.8%
Kansas City Southern	749	212,244
Old Dominion Freight Line, Inc.	441	111,926
		324,170
TOTAL COMMON STOCKS (Cost $9,867,661)		10,982,033
TOTAL INVESTMENTS - 94.7% (Cost $9,867,661)		10,982,033
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%		614,665
NET ASSETS - 100.0%		$11,596,698

†	Security position is either entirely or partially held in a segregated account as collateral for forward foreign currency contracts.
*	Non-income producing.
Forward foreign currency contracts outstanding as of June 30, 2021 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
GBP	5,000	USD	6,909	09/15/21	MS	$8
USD	532,849	EUR	439,000	09/15/21	MS	11,480
USD	389,183	GBP	276,000	09/15/21	MS	7,325
USD	105,962	SEK	881,000	09/15/21	MS	2,945
						$21,758
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
The following table represents Total Return Swaps - Long positions and their related values as of June 30, 2021.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value and Unrealized Appreciation
Cellnex Telecom SA	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	$244,297	$73,561
Total Swap Contracts	$73,561
Legend
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SEK	Sweden Krona
USD	United States Dollar
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments June 30, 2021
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation – The Sirios Long/Short Fund and Sirios Focus Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward foreign currency contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Over the Counter ("OTC") investments (including swap contracts) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2021, in valuing each Funds’ investments carried at fair value:
Funds	Total Value at 06/30/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Long/Short Fund
Assets
Common Stocks
Aerospace & Defense	$531,518	$—	$531,518	$—
Airlines	626,303	626,303	—	—
Apparel	602,047	602,047	—	—

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Funds	Total Value at 06/30/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Long/Short Fund (continued)
Assets (continued)
Auto Parts & Equipment	$728,076	$728,076	$—	$—
Banks	1,600,880	1,600,880	—	—
Beverages	427,317	427,317	—	—
Building Materials	453,027	453,027	—	—
Chemicals	154,207	154,207	—	—
Commercial Services	2,479,926	2,479,926	—	—
Computers	268,096	268,096	—	—
Diversified Financial Services	1,335,457	345,836	989,621	—
Electronics	452,730	452,730	—	—
Environmental Control	204,106	204,106	—	—
Healthcare-Products	4,073,044	4,073,044	—	—
Home Builders	419,136	419,136	—	—
Internet	1,617,301	1,617,301	—	—
Leisure Time	824,653	824,653	—	—
Media	369,468	369,468	—	—
Oil & Gas	77,708	77,708	—	—
Oil & Gas Services	682,566	682,566	—	—
Pharmaceuticals	1,571,128	1,571,128	—	—
REITS	67,873	67,873	—	—
Retail	1,343,231	1,343,231	—	—
Semiconductors	2,562,122	2,562,122	—	—
Software	2,634,024	2,634,024	—	—
Telecommunications	895,695	624,652	271,043	—
Textiles	293,769	293,769	—	—
Toys/Games/Hobbies	145,183	145,183	—	—
Transportation	835,817	835,817	—	—
Short-Term Investments	1,371,931	1,371,931	—	—
Derivatives:
Equity Contract
Total Return Swap Contract	320,751	—	320,751	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	56,788	—	56,788	—
Total Assets	$30,025,878	$27,856,157	$2,169,721	$—
Liabilities
Derivatives:
Equity Contracts
Total Return Swap Contracts	$(1,069,447)	$—	$(1,069,447)	$—
Total Liabilites	$(1,069,447)	$—	$(1,069,447)	$—
Sirios Focus Fund
Assets
Common Stocks
Aerospace & Defense	204,232	—	204,232	—
Airlines	245,435	245,435	—	—

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Funds	Total Value at 06/30/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Focus Fund (continued)
Assets (continued)
Apparel	$235,597	$235,597	$—	$—
Auto Parts & Equipment	275,319	275,319	—	—
Banks	620,936	620,936	—	—
Beverages	160,448	160,448	—	—
Building Materials	176,310	176,310	—	—
Chemicals	59,939	59,939	—	—
Commercial Services	962,358	962,358	—	—
Computers	104,477	104,477	—	—
Diversified Financial Services	507,869	132,575	375,294	—
Electronics	176,491	176,491	—	—
Environmental Control	76,077	76,077	—	—
Healthcare-Products	1,591,533	1,591,533	—	—
Home Builders	161,582	161,582	—	—
Internet	631,556	631,556	—	—
Leisure Time	323,232	323,232	—	—
Media	144,834	144,834	—	—
Oil & Gas	62,727	62,727	—	—
Oil & Gas Services	254,677	254,677	—	—
Pharmaceuticals	611,703	611,703	—	—
REITS	26,469	26,469	—	—
Retail	521,569	521,569	—	—
Semiconductors	1,001,353	1,001,353	—	—
Software	1,005,217	1,005,217	—	—
Telecommunications	344,192	243,198	100,994	—
Textiles	115,208	115,208	—	—
Toys/Games/Hobbies	56,523	56,523	—	—
Transportation	324,170	324,170	—	—
Derivatives:
Equity Contract
Total Return Swap Contract	73,561	—	73,561	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	21,758	—	21,758	—
Total Assets	$11,077,352	$10,301,513	$775,839	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S.GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended June 30, 2021, there were no transfers in or out of Level 3.
Short Sales — The Funds may sell securities short. A short sale involves the sale by the Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund complies with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.
Forward Foreign Currency Contracts — A forward foreign currency contract ("Forward Contract") is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. The Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.
The Funds utilized Forward Contracts for hedging purposes to protect the Funds’ returns against adverse currency movements.
Purchased Options — The Funds may purchase option contracts. They are subject to interest rate and other risk exposure in the normal course of pursuing their investment objectives. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
Total Return Swaps — Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).
The Funds used total return swaps to enhance returns, obtain short exposure as part of the Fund's strategy and for market exposure.

SIRIOS FUNDS
Notes to Financial Statements (Concluded)
June 30, 2021
(Unaudited)
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.